AST BOND PORTFOLIO 2033
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 85.8%
Asset-Backed Securities — 10.7%
Automobiles — 1.0%
CarMax Auto Owner Trust,
Series 2022-01, Class C
2.200%	11/15/27	50	$47,750
Collateralized Loan Obligation — 5.4%
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.341%(c)	07/17/31	250	248,293
Credit Cards — 4.3%
American Express Credit Account Master Trust,
Series 2019-03, Class A
2.000%	04/15/25	100	100,269
BA Credit Card Trust,
Series 2019-A01, Class A1
1.740%	01/15/25	100	100,176
			200,445

Total Asset-Backed Securities (cost $501,118)			496,488
Commercial Mortgage-Backed Securities — 14.6%
Barclays Commercial Mortgage Securities Trust,
Series 2022-C15, Class A5
3.662%(cc)	04/15/55	20	20,481
Commercial Mortgage Trust,
Series 2015-DC01, Class A4
3.078%	02/10/48	50	49,103
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	100	95,828
Series 2021-C20, Class A1
0.855%	03/15/54	29	27,025
GS Mortgage Securities Trust,
Series 2020-GC45, Class A4
2.658%	02/13/53	100	95,493
Series 2021-GSA03, Class A4
2.369%	12/15/54	100	91,709
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A5
2.840%	12/15/47	93	93,667
Series 2013-C10, Class A5
3.143%	12/15/47	98	98,445
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3
3.451%	07/15/50	54	52,961
Series 2016-C31, Class A4
2.840%	11/15/49	50	48,188

Total Commercial Mortgage-Backed Securities (cost $700,678)			672,900
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds — 8.6%
Aerospace & Defense — 0.3%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30	15	$13,901
Auto Manufacturers — 0.4%
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	01/08/31	20	17,282
Banks — 2.9%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.687%(ff)	04/22/32	35	32,170
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	20	18,113
3.057%(ff)	01/25/33	5	4,680
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.615%(ff)	04/22/32	15	13,634
3.102%(ff)	02/24/33	10	9,436
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.580%(ff)	04/22/32	35	32,097
2.963%(ff)	01/25/33	5	4,719
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	15	13,300
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33	5	4,685
			132,834
Electric — 0.3%
Duke Energy Florida LLC,
First Mortgage
2.400%	12/15/31	15	13,854
Insurance — 0.3%
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.900%	04/05/32	15	14,978
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.300%	02/01/32	25	21,362
Mining — 0.3%
Newmont Corp.,
Gtd. Notes
2.600%	07/15/32	15	13,795
Oil & Gas — 0.3%
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.800%	12/01/31	15	13,832
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AST BOND PORTFOLIO 2033 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals — 0.9%
Cigna Corp.,
Sr. Unsec’d. Notes
2.400%	03/15/30	15	$13,886
Viatris, Inc.,
Gtd. Notes
2.700%	06/22/30	30	26,464
			40,350
Pipelines — 1.3%
Energy Transfer LP,
Sr. Unsec’d. Notes
3.750%	05/15/30	25	24,633
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	20	18,734
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	20	18,399
			61,766
Real Estate Investment Trusts (REITs) — 0.4%
Welltower, Inc.,
Sr. Unsec’d. Notes
2.800%	06/01/31	20	18,656
Semiconductors — 0.3%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	15	13,225
Telecommunications — 0.5%
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
2.550%	02/15/31	25	22,671

Total Corporate Bonds (cost $432,891)			398,506
U.S. Treasury Obligations — 51.9%
U.S. Treasury Bonds
2.000%	11/15/41	905	818,742
U.S. Treasury Notes
1.375%	11/15/31(k)	1,645	1,509,545
1.875%	02/28/29	75	72,410

Total U.S. Treasury Obligations (cost $2,579,259)			2,400,697

Total Long-Term Investments (cost $4,213,946)			3,968,591

	Shares	Value
Short-Term Investment — 14.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $681,259)(wh)	681,259	$681,259

TOTAL INVESTMENTS—100.6% (cost $4,895,205)		4,649,850

Liabilities in excess of other assets(z) — (0.6)%		(26,209)

Net Assets — 100.0%		$4,623,641

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
REITs	Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wh)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
13	10 Year U.S. Ultra Treasury Notes	Jun. 2022	$1,761,094	$(57,088)
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AST BOND PORTFOLIO 2033 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Futures contracts outstanding at March 31, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
4	20 Year U.S. Treasury Bonds	Jun. 2022	$600,250	$(18,162)
				(75,250)
Short Positions:
1	2 Year U.S. Treasury Notes	Jun. 2022	211,922	2,587
3	5 Year U.S. Treasury Notes	Jun. 2022	344,063	8,040
				10,627
				$(64,623)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3